Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

4. Intangible Assets

Intangible assets consisted of the following (in thousands):

	Years Ended December 31,
	2021	2020
Trademarks	$50	$50
Less: accumulated amortization	(19)	(14)
	$31	$36

Amortization expense for 2021 was approximately $5.0 thousand. Amortization expense for 2020 was approximately $5.0 thousand.